Intangibles And Goodwill (Changes In Market Condidtions Related To Discount Rates And Terminal Value) (Details)	12 Months Ended
Aug. 31, 2018 CAD ($)
Cable [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	8.00%
Terminal growth rates (%)	2.50%
Terminal operating income before restructuring costs and amortization multiple	$ 7.5
Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	8.50%
Terminal growth rates (%)	0.00%
Terminal operating income before restructuring costs and amortization multiple	$ 5.5
Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	9.00%
Terminal growth rates (%)	2.50%
Terminal operating income before restructuring costs and amortization multiple	$ 8.0